Consolidated Statements of Comprehensive Income/(Loss) (Parentheticals) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Income Statement [Abstract]
Unrealized holding gains on available-for-sale investments, net of income tax	¥ 932
Reclassification adjustment for gains on available-for-sale investments realized in net income, net of income tax	¥ 979